Share capital	12 Months Ended
Dec. 31, 2021
Disclosure of Share Capital [Abstract]
Share capital
13.	Share capital

On October 28, 2021, the Company consolidated the outstanding subordinate voting shares and proportionate voting shares of the Company on the basis of three (3) pre-consolidation shares for every one (1) post-consolidation share. All subordinate voting shares, proportionate voting shares, per share amounts, warrants and stock options in these consolidated financial statements have been retroactively restated to reflect the share consolidation.

a) Authorized share capital

Unlimited subordinate voting shares without par value and conferring 1 vote per share.

Unlimited proportionate voting shares without par value, conferring 200 votes per share, convertible at the holder's option into subordinate voting shares on a basis of 200 subordinate voting shares for 1 proportionate voting shares.

b) Subordinate voting shares and proportionate voting shares issued

Year ended December 31, 2020

(i) In 2019, the Company closed a non-brokered private placement, for aggregate gross proceeds of $4,064,431 (CAD$5,395,338) from the sale of 1,827,304 common share subscription receipts at a price of CAD$2.88, with each common share subscription receipt exchangeable for one common share of Digihost, and 36,858 unit subscription receipts at a price of CAD$3.60 per unit subscription receipt, with each unit subscription receipt exchangeable for one unit. Each unit consisted of one subordinate voting share and one subordinate voting share purchase warrant of Digihost. Each warrant entitles the holder thereof to acquire one subordinate voting share at a price of CAD$5.25 with expiry date August 14, 2021. The proceeds were received prior to December 31, 2020 and were recorded as subscription liability. In February 2020, prior to the closing of the RTO transaction, the subscription receipts were exchanged for 1,864,162 common shares of Digihost and then exchanged for 1,864,162 subordinate voting shares of the Company.

(i) (continued) The grant date fair value of the 36,858 warrants was estimated as $20,000.

In addition, immediately prior to completion of the RTO Transaction, the Company exchanged 666,666 subordinate voting shares of Digihost owned by the CEO and director of Digihost for 3,333 proportionate voting shares.

(ii) On February 14, 2020, the Company cancelled the 2 founder shares of Old Digihost.

(iii) On February 14, 2020, the Company issued 43,537 subordinate voting shares as settlement of payables of $59,149.

Year ended December 31, 2021

(iv) On December 7, 2020, the Company announced that it has received approval to undertake, at the Company’s discretion, a normal course issuer bid program to purchase up to 667,894 of its subordinate voting shares for cancellation (the “Bid”). The Company received acceptance from the TSXV to commence the Bid on December 10, 2020. The Bid was terminated on December 10, 2021. As at December 31, 2021, the Company repurchased and cancelled 164,533 subordinate voting shares for a total repurchase price of $600,865.

(v) On February 9, 2021, the Company issued 66,667 subordinate voting shares (valued at $305,055) to settle a debt of $40,000 with two third-party creditors.

(vi) On January 8, 2021, the Company closed a non-brokered private placement for 116,625 subordinate voting shares for CAD$2.43 for gross proceeds of $220,551.

(vii) On February 18, 2021, the Company closed a non-brokered private placement financing for 1,646,090 subordinate voting shares for CAD$2.43 for gross proceeds of $3,124,018 (CAD$4,000,000). In connection with the private placement, the Company will pay a commission of 49,383 shares to third party advisors.

(viii) On March 16, 2021, the Company closed a non-brokered private placement financing for 3,121,099 units for CAD$8.01 per unit for gross proceeds of $19,985,611 (CAD$25 million). 3,121,099 subordinate voting shares of the Company and warrants to purchase 3,121,099 subordinate voting shares were issued. The warrants have an exercise price of CAD$9.42 per subordinate voting share and exercise period of three years from the issuance date.

H.C. Wainwright & Co. acted as the exclusive placement agent and received cash commission and expenses totalling $1,978,303 and 249,688 non-transferable broker warrants. Each broker warrant entitles the holder to purchase one subordinate voting share at an exercise price of CAD$10.01 at any time for a period of three years from the issuance date. The 3,121,099 warrants and 249,688 broker warrants were assigned fair values of $748,525 and $1,124,704, respectively.

The fair value of $1,124,704 was estimated using the following assumptions and inputs: share price of CAD$7.71; exercise price of CAD$10.01; expected dividend yield of 0%; expected volatility of 235% which is based on comparable companies; risk-free interest rate of 0.53%; and an expected average life of three years.

(ix) On April 9, 2021, the Company closed a non-brokered private placement financing for 3,894,081 units for CAD$6.42 per unit for gross proceeds of $19,748,795 (CAD$25 million). 3,894,081 subordinate voting shares of the Company and warrants to purchase 3,894,081 subordinate voting shares were issued. The warrants have an exercise price of CAD$7.11 per subordinate voting share and exercise period of four years from the issuance date.

H.C. Wainwright & Co. acted as the exclusive placement agent and received cash commission and expenses totalling $1,695,460 and 311,526 non-transferable broker warrants. Each broker warrant entitles the holder to purchase one subordinate voting share at an exercise price of CAD$8.025 at any time for a period of four years from the issuance date. The 3,894,081 warrants and 311,526 broker warrants were assigned fair values of $2,887,034 and $1,121,763, respectively.

The fair value of $1,121,763 was estimated using the following assumptions and inputs: share price of CAD$5.49; exercise price of CAD$8.025; expected dividend yield of 0%; expected volatility of 143% which is based on comparable companies; risk-free interest rate of 0.77%; and an expected average life of four years.

(x) On June 18, 2021, the Company closed a non-brokered private placement financing for 2,777,779 units for CAD$5.40 per unit for gross proceeds of $12,025,016 (CAD$15 million). 2,777,779 subordinate voting shares of the Company and warrants to purchase 2,083,334 subordinate voting shares were issued. The warrants have an exercise price of CAD$5.97 per subordinate voting share and exercise period of three years from the issuance date.

H.C. Wainwright & Co. acted as the exclusive placement agent and received cash commission and expenses totalling $1,164,466 and 222,222 non-transferable broker warrants. Each broker warrant entitles the holder to purchase one subordinate voting share at an exercise price of CAD$6.75 at any time for a period of three years from the issuance date. The 2,083,334 warrants and 222,222 broker warrants were assigned fair values of $1,878,842 and $581,060, respectively.

The fair value of $581,060 was estimated using the following assumptions and inputs: share price of CAD$4.56; exercise price of CAD$6.75; expected dividend yield of 0%; expected volatility of 136% which is based on comparable companies; risk-free interest rate of 0.63%; and an expected average life of three years.

(xi) On November 30, 2021, the Company issued 16,136 subordinate voting shares (valued at $40,000) to settle a debt of $40,000 with a third-party creditor.